Average Annual Total Returns - FidelityInternationalSmallCapFund-RetailPRO - FidelityInternationalSmallCapFund-RetailPRO - Fidelity International Small Cap Fund	Dec. 30, 2023
Fidelity International Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.67%)
Past 5 years	1.17%
Past 10 years	7.56%
Fidelity International Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.54%)
Past 5 years	0.50%
Past 10 years	6.51%
Fidelity International Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.51%)
Past 5 years	1.02%
Past 10 years	6.04%
F2152
Average Annual Return:
Past 1 year	(19.86%)
Past 5 years	0.80%
Past 10 years	5.40%
F2151
Average Annual Return:
Past 1 year	(19.86%)
Past 5 years	0.80%
Past 10 years	6.16%